Debt Facilities (Tables)	9 Months Ended
Sep. 30, 2016
Silicon Valley Bank | Senior Credit Facility
Line Of Credit Facility [Line Items]
Scheduled Principal Maturities of Debt	Scheduled principal maturities as of September 30, 2016 were as follows (in thousands) (unaudited):
2016	$90
2017	2,402
2018	3,861
2019	3,770
2020	1,459
$11,582

Silicon Valley Bank | Term Borrowings
Line Of Credit Facility [Line Items]
Scheduled Principal Maturities of Debt	Scheduled principal maturities as of December 31, 2015 were as follows (in thousands):
2016	$3,500
2017	3,500
2018	2,333
$9,333

SG Enterprises II, LLC | Mezzanine Credit Facility
Line Of Credit Facility [Line Items]
Scheduled Principal Maturities of Debt

Scheduled principal maturities as of December 31, 2015 were as follows (in thousands), all such balances as of September 30, 2016 were $0 (unaudited):

2017	$416
2018	1,667
2019	1,667
2020	1,250
$5,000